Liquidity	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Liquidity [Abstract]
Liquidity

2.   Liquidity

The Company has incurred substantial losses and negative cash flows from operations since its inception and has an accumulated deficit of $166.5 million as of December 31, 2016. The Company has substantial indebtedness that includes $10.0 million of senior secured notes due in December 2017 and $4.6 million in notes payable to stockholders that are payable on demand. There can be no assurance that the holders of the stockholder notes will not exercise their right to demand repayment. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited interim consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The unaudited interim consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its products currently in development. Management believes that the Company’s existing cash as of December 31, 2016 and $1.65 million in cash proceeds in January 2017 from the issuance of the notes and warrants will be sufficient to fund its operations through February 2017. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. Management is currently evaluating different strategies to obtain the required funding for future operations. These strategies may include, but are not limited to: private placements of equity and/or debt, payments from potential strategic research and development, licensing and/or marketing arrangements with pharmaceutical companies, and public offerings of equity and/or debt securities. There can be no assurance that these future funding efforts will be successful.

The Company’s future operations are highly dependent on a combination of factors, including (i) the timely and successful completion of additional financing discussed above; (ii) the Company’s ability to complete revenue-generating partnerships with pharmaceutical companies; (iii) the success of its research and development; (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies, and, ultimately; (v) regulatory approval and market acceptance of the Company’s proposed future products.

2.

   Liquidity

The Company has incurred substantial losses and negative cash flows from operations since its inception and has an accumulated deficit of  $147.4 million as of September 30, 2016. In addition, the Company has $4.6 million of indebtedness that is due on demand. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

The Company has substantial indebtedness that includes $4.6 million in notes payable to stockholders that are payable on demand. There can be no assurance that note holders will not exercise their right to demand repayment.

The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its products currently in development. The Company closed the IPO of its securities and the concurrent private placement on May 18, 2016 raising aggregate net proceeds of approximately $33.8 million, excluding any proceeds it may receive from the exercise of the Series A warrants and Series B warrants. In October, November and December 2016, the Company raised $8.35 million of cash proceeds from the issuance of notes and warrants, of which $2.4 million was used to repay existing senior secured bank loans (see Note 15). Management believes that the Company’s existing cash as of September 30, 2016 and the net proceeds from the issuance of the notes and warrants will be sufficient to fund its operations through February 2017. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. Management is currently evaluating different strategies to obtain the required funding for future operations. These strategies may include, but are not limited to: private placements of equity and/or debt, payments from potential strategic research and development, licensing and/or marketing arrangements with pharmaceutical companies, and public offerings of equity and/or debt securities. There can be no assurance that these future funding efforts will be successful.

The Company’s future operations are highly dependent on a combination of factors, including (i) the timely and successful completion of additional financing discussed above; (ii) the Company’s ability to complete revenue-generating partnerships with pharmaceutical companies; (iii) the success of its research and development; (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies, and, ultimately; (v) regulatory approval and market acceptance of the Company’s proposed future products.